Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt

The following is a summary of our debt at June 30, 2018 and December 31, 2017:

	2018	2017
Short-term debt – third parties
Note payable – AHA	$-	$250,000
Accounts receivable financing – Sallyport Commercial	1,081,754	502,449
Note payable-Harbor Gates Capital	500,000	-
Total short-term debt –third parties	1,581,754	752,449

Short-term debt – related parties
Note payable – Logical Choice Corporation - Delaware	54,000	54,000
Current portion of long-term debt - Qwizdom shareholders	109,333	-
	163,333	54,000
Convertible debt – related party
Convertible note payable – Mark Elliott	50,000	50,000

Long-Term debt- related parties
Note payable- Qwizdom shareholders	546,667	-

Total debt	$2,341,754	$856,449

The following is debt at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Short-term debt – third parties
Note payable – Skyview	$-	$1,460,508
Note payable – AHA	250,000	610,783
Line of credit – Crestmark Bank	-	720,291
Accounts receivable financing – Sallyport Commercial	502,449	-
Total short-term debt –third parties	752,449	2,791,582

Short-term debt – related parties
Line of credit – Vert Capital	-	822,550
Note payable – Logical Choice Corporation - Delaware	54,000	54,000
Total short-term debt –related parties	54,000	876,550

Convertible debt – related party
Convertible note payable – Mark Elliott	50,000	50,000

Long-term debt – related parties
Note payable – Marlborough Trust	-	2,040,183
Note payable - EDI	-	2,020,602
Total notes payable – related parties	-	4,060,785
Less: current portion	-	-
Total long-term notes payable	-	4,060,785

Total debt	$856,449	$7,778,917